Shareholder Report, Average Annual Return (Details)	12 Months Ended	56 Months Ended	60 Months Ended	80 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000002053
Average Annual Return [Line Items]
Average Annual Return, Percent	24.65%		9.33%		8.51%
C000002055
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%		4.61%		4.71%
C000003642
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%		9.35%		7.87%
C000088463
Average Annual Return [Line Items]
Average Annual Return, Percent	7.74%		(0.69%)		0.76%
C000003614
Average Annual Return [Line Items]
Average Annual Return, Percent	8.70%		2.05%		3.09%
C000003634
Average Annual Return [Line Items]
Average Annual Return, Percent	8.80%		0.03%		2.05%
C000058555
Average Annual Return [Line Items]
Average Annual Return, Percent	16.60%		3.78%		3.51%
C000003637
Average Annual Return [Line Items]
Average Annual Return, Percent	36.91%		16.31%		13.78%
C000003645
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%		11.24%		9.33%
C000003596
Average Annual Return [Line Items]
Average Annual Return, Percent	22.25%		9.90%		10.12%
C000003599
Average Annual Return [Line Items]
Average Annual Return, Percent	19.33%		6.21%		5.95%
C000003601
Average Annual Return [Line Items]
Average Annual Return, Percent	21.61%		7.37%		7.05%
C000003603
Average Annual Return [Line Items]
Average Annual Return, Percent	13.96%		3.22%		3.90%
C000003608
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%		(0.17%)		1.41%
C000002058
Average Annual Return [Line Items]
Average Annual Return, Percent	7.31%		0.68%		1.93%
C000003627
Average Annual Return [Line Items]
Average Annual Return, Percent	26.10%		11.26%		10.50%
Without Sales Load [Member] | C000002053
Average Annual Return [Line Items]
Average Annual Return, Percent	30.33%		10.35%		9.01%
Without Sales Load [Member] | C000002054
Average Annual Return [Line Items]
Average Annual Return, Percent	30.60%		10.53%		9.27%
Without Sales Load [Member] | C000002055
Average Annual Return [Line Items]
Average Annual Return, Percent	19.04%		5.58%		5.20%
Without Sales Load [Member] | C000002056
Average Annual Return [Line Items]
Average Annual Return, Percent	19.36%		5.84%		5.51%
Without Sales Load [Member] | C000003642
Average Annual Return [Line Items]
Average Annual Return, Percent	30.91%		10.36%		8.36%
Without Sales Load [Member] | C000003644
Average Annual Return [Line Items]
Average Annual Return, Percent	31.31%		10.73%		8.75%
Without Sales Load [Member] | C000088463
Average Annual Return [Line Items]
Average Annual Return, Percent	9.96%		(0.28%)		0.97%
Without Sales Load [Member] | C000088464
Average Annual Return [Line Items]
Average Annual Return, Percent	10.25%		(0.09%)		1.13%
Without Sales Load [Member] | C000198645
Average Annual Return [Line Items]
Average Annual Return, Percent	17.26%		1.37%	2.81%
Without Sales Load [Member] | C000003614
Average Annual Return [Line Items]
Average Annual Return, Percent	13.95%		2.98%		3.57%
Without Sales Load [Member] | C000003616
Average Annual Return [Line Items]
Average Annual Return, Percent	14.25%		3.25%		3.82%
Without Sales Load [Member] | C000003634
Average Annual Return [Line Items]
Average Annual Return, Percent	13.91%		0.96%		2.53%
Without Sales Load [Member] | C000003636
Average Annual Return [Line Items]
Average Annual Return, Percent	14.23%		1.27%		2.84%
Without Sales Load [Member] | C000058555
Average Annual Return [Line Items]
Average Annual Return, Percent	22.10%		4.74%		3.98%
Without Sales Load [Member] | C000058556
Average Annual Return [Line Items]
Average Annual Return, Percent	22.60%		5.12%		4.38%
Without Sales Load [Member] | C000003637
Average Annual Return [Line Items]
Average Annual Return, Percent	43.36%		17.39%		14.31%
Without Sales Load [Member] | C000003639
Average Annual Return [Line Items]
Average Annual Return, Percent	43.73%		17.75%		14.69%
Without Sales Load [Member] | C000003645
Average Annual Return [Line Items]
Average Annual Return, Percent	29.47%		12.27%		9.83%
Without Sales Load [Member] | C000003647
Average Annual Return [Line Items]
Average Annual Return, Percent	29.86%		12.61%		10.22%
Without Sales Load [Member] | C000003648
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%		2.09%		2.06%
Without Sales Load [Member] | C000003650
Average Annual Return [Line Items]
Average Annual Return, Percent	8.26%		2.26%		2.24%
Without Sales Load [Member] | C000217755
Average Annual Return [Line Items]
Average Annual Return, Percent	28.31%	10.04%
Without Sales Load [Member] | C000003596
Average Annual Return [Line Items]
Average Annual Return, Percent	28.01%		10.92%		10.63%
Without Sales Load [Member] | C000003598
Average Annual Return [Line Items]
Average Annual Return, Percent	28.27%		11.18%		10.95%
Without Sales Load [Member] | C000217756
Average Annual Return [Line Items]
Average Annual Return, Percent	28.45%	15.76%
Without Sales Load [Member] | C000003599
Average Annual Return [Line Items]
Average Annual Return, Percent	24.90%		7.20%		6.43%
Without Sales Load [Member] | C000003600
Average Annual Return [Line Items]
Average Annual Return, Percent	25.17%		7.44%		6.71%
Without Sales Load [Member] | C000003601
Average Annual Return [Line Items]
Average Annual Return, Percent	27.26%		8.37%		7.55%
Without Sales Load [Member] | C000003602
Average Annual Return [Line Items]
Average Annual Return, Percent	27.53%		8.60%		7.81%
Without Sales Load [Member] | C000003603
Average Annual Return [Line Items]
Average Annual Return, Percent	19.33%		4.18%		4.38%
Without Sales Load [Member] | C000003604
Average Annual Return [Line Items]
Average Annual Return, Percent	19.64%		4.43%		4.66%
Without Sales Load [Member] | C000003605
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%		2.14%		1.37%
Without Sales Load [Member] | C000003607
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%		2.16%		1.43%
Without Sales Load [Member] | C000003608
Average Annual Return [Line Items]
Average Annual Return, Percent	13.07%		0.75%		1.88%
Without Sales Load [Member] | C000003610
Average Annual Return [Line Items]
Average Annual Return, Percent	13.36%		0.97%		2.11%
Without Sales Load [Member] | C000002058
Average Annual Return [Line Items]
Average Annual Return, Percent	12.39%		1.62%		2.40%
Without Sales Load [Member] | C000002059
Average Annual Return [Line Items]
Average Annual Return, Percent	12.67%		1.88%		2.66%
Without Sales Load [Member] | C000198646
Average Annual Return [Line Items]
Average Annual Return, Percent	30.16%		11.49%	10.20%
Without Sales Load [Member] | C000003627
Average Annual Return [Line Items]
Average Annual Return, Percent	32.04%		12.29%		11.01%
Without Sales Load [Member] | C000003629
Average Annual Return [Line Items]
Average Annual Return, Percent	32.34%		12.58%		11.36%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%		1.05%	2.23%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	16.20%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%	16.20%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
MSCI All Country World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	32.79%		11.08%		9.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%		1.05%		2.30%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.70%		1.05%		2.30%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%	13.04%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	37.86%		14.60%		12.44%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		4.23%		4.72%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		(0.60%)		1.03%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%		12.03%		9.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		4.23%		4.72%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		(0.60%)		1.03%
MSCI World Index - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	33.68%		12.03%		9.78%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%		(0.70%)		1.00%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%		0.71%		1.60%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.41%		(0.70%)		1.00%
Bloomberg U.S. Agency Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.03%		0.71%		1.60%
Bloomberg 65% High Grade/35% High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.37%		1.66%	2.98%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%		4.55%		4.86%
Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%		4.55%		4.86%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%		0.54%		2.57%
Bloomberg U.S. Corporate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.63%		0.54%		2.57%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%		19.00%		16.18%
S&P 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.67%		17.01%		14.76%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.77%		19.00%		16.18%
S&P 500 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	43.67%		17.01%		14.76%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%		10.14%		8.87%
S&P 500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.70%		12.34%		10.47%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.98%		10.14%		8.87%
S&P 500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	31.70%		12.34%		10.47%
Bloomberg Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%		1.51%		1.56%
Bloomberg Government/Credit 1-3 Year Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.25%		1.51%		1.56%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.67%	12.34%
S&P MidCap 400 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.26%	13.01%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.99%		11.37%		9.86%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.40%		10.94%		9.80%
S&P MidCap 400® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.99%		11.37%		9.86%
Russell Midcap® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	35.40%		10.94%		9.80%
Russell Midcap® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.03%	12.27%
S&P MidCap 400 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.74%	14.30%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	38.02%		15.27%		13.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.55%		(0.23%)		1.49%
MSCI All Country World Index ex-USA - USD Net Returns
Average Annual Return [Line Items]
Average Annual Return, Percent	24.33%		5.78%		4.79%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		4.23%		4.72%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		(0.60%)		1.03%
Bloomberg U.S. High Yield Ba/B 2% Issuer Capped Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		4.23%		4.72%
Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.44%		(0.60%)		1.03%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.49%		7.92%	6.89%
S&P SmallCap 600 Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.79%		9.40%	8.39%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.00%		9.20%		9.01%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.08%		8.50%		7.94%
S&P SmallCap 600® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	30.00%		9.20%		9.01%
Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	34.08%		8.50%		7.94%